Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value at beginning	$ 599,588	$ 2,398,500	$ 10,350,000
Change in valuation inputs	(299,588)	(1,798,912)	(7,951,500)
Fair value at ending	300,000	599,588	2,398,500
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value at beginning	599,588	2,398,500	10,350,000
Change in valuation inputs	(299,588)	(1,798,912)	(7,951,500)
Fair value at ending	300,000	599,588	2,398,500
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value at beginning	1,199,176	4,797,000	20,700,000
Change in valuation inputs	(599,176)	(3,597,824)	(15,903,000)
Fair value at ending	$ 600,000	$ 1,199,176	$ 4,797,000